Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party	Related parties with whom the Company conducted business consist of the following:
Name of related party	Nature of Relationship
Jianping Kong	Principal shareholder, chairman and chief executive officer
Qifeng Sun	Principal shareholder and vice chairman
Hangzhou Weiditu Technology Co., Ltd.	Company controlled by Jianping Kong